SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018
Assets
Other assets		$ 844.7	$ 1,333.9
Total assets		75,465.0	71,132.3
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	[1]	5,532.8	6,069.1
Debt	[2]	6,388.3	4,898.8
Total liabilities		59,574.0	52,900.7
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.7 and 213.2)		584.9	584.4
Paid-in capital		1,893.0	1,772.9
Retained earnings		15,721.2	15,339.7
Total accumulated other comprehensive income (loss)		(2,802.0)	40.7	$ 931.7	$ 344.4
Total shareholders’ equity		15,891.0	18,231.6	$ 17,038.6
Total liabilities and shareholders’ equity		$ 75,465.0	$ 71,132.3
Common Shares, par value (USD per share)		$ 1.00	$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000.0	900,000,000.0
Common Shares, issued (shares)		797,600,000	797,600,000
Common Shares, treasury shares (shares)		212,700,000	213,200,000
Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred Stock, Liquidation Preference Per Share						$ 1,000
Preferred shares, issued (in shares)						500,000
Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0	20,000,000.0
Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000	500,000
Preferred stock, par value		$ 0	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 1,000
Preferred shares, issued (in shares)		500,000	500,000
Preferred Stock, Shares Outstanding		500,000	500,000
Parent Company
Assets
Investment in affiliate		$ 5.0	$ 5.0
Investment in subsidiaries		17,911.8	19,512.2
Receivable from investment subsidiary		4,098.7	3,382.1
Intercompany receivable		466.2	387.2
Net federal deferred income taxes		64.3	65.1
Other assets		150.6	207.3
Total assets		22,696.6	23,558.9
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities		417.3	428.5
Debt	[3]	6,388.3	4,898.8
Total liabilities		6,805.6	5,327.3
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.6, including treasury shares of 212.7 and 213.2)		584.9	584.4
Paid-in capital		1,893.0	1,772.9
Retained earnings		15,721.2	15,339.7
Total accumulated other comprehensive income (loss)		(2,802.0)	40.7
Total shareholders’ equity		15,891.0	18,231.6
Total liabilities and shareholders’ equity		$ 22,696.6	$ 23,558.9
Common Shares, par value (USD per share)		$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000.0	900,000,000.0
Common Shares, issued (shares)		797,600,000	797,600,000
Common Shares, treasury shares (shares)		212,700,000	213,200,000
Parent Company | Serial Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		20,000,000.0	20,000,000.0
Parent Company | Serial Preferred Stock | Series B Preferred Stock
Liabilities and Shareholders' Equity
Preferred shares, authorized (in shares)		500,000	500,000
Preferred stock, par value		$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 1,000
Preferred shares, issued (in shares)		500,000	500,000
Preferred Stock, Shares Outstanding		500,000	500,000

[1]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.
[3]	Consists of long-term debt. See Note 4 – Debt in our Annual Report for further discussion.